Company Income Statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Interest and similar income	£ 6,822	£ 4,830	£ 5,071
Interest expense and similar charges	(2,350)	(833)	(1,690)
Net interest income	4,472	3,997	3,381
Other operating income	210	267	136
Total operating income	5,006	4,544	3,835
Operating expenses before credit impairment (charges)/write-backs, provisions and charges	(2,370)	(2,540)	(2,425)
Profit before tax	1,894	1,902	552
Tax on profit	(471)	(485)	(101)
Profit after tax	1,423	1,405	438
Santander UK Group Holdings plc
Statement [Line Items]
Interest and similar income	192	221	309
Interest expense and similar charges	(196)	(225)	(312)
Net interest income	(4)	(4)	(3)
Dividend income	1,212	1,497	260
Other operating income	0	8	(15)
Total operating income	1,208	1,501	242
Operating expenses before credit impairment (charges)/write-backs, provisions and charges	(6)	(6)	(7)
Profit before tax	1,202	1,495	235
Tax on profit	4	4	5
Profit after tax	£ 1,206	£ 1,499	£ 240